Vessels - Vessels Held For Sale and Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Vessel impairment charge (Note 5)	$ 13,567	$ 39,434	$ 3,077
Millenium Carrying Value After Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	28,586
Millenium Carrying Value Prior To Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	42,153
Millenium [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge (Note 5)	13,567
La Madrina And La Prudencia [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge (for vessels classified as held for sale)		39,434
Vergina I I [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge (for vessels classified as held for sale)			$ 3,077